Investments in joint ventures - Transactions between group and its joint ventures (Details) - Joint ventures - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales To Joint Ventures [Abstract]
Sales to related parties	$ 3,585	$ 4,212	$ 3,923
Related party receivable	501	316	292
Purchases from joint ventures [Abstract]
Purchases of goods, related party	3,328	1,893	716
Related party payables	$ 427	$ 574	$ 93